Leases (Details) - P3 Health Partners Inc. - Option	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Minimum
Lessee, Lease, Description [Line Items]
Lease term		1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term		10 years
Real estate on lease | Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 year	1 year
Number of options to renew	1	1
Extension term of lease	5 years	5 years
Real estate on lease | Maximum
Lessee, Lease, Description [Line Items]
Lease term	8 years	8 years
Number of options to renew	2	2
Extension term of lease	10 years	10 years
Equipment on lease | Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 year	1 year
Equipment on lease | Maximum
Lessee, Lease, Description [Line Items]
Lease term	3 years	3 years